Supplemental Disclosure with Respect to Cash Flows	12 Months Ended
Dec. 31, 2025
Supplemental Disclosure with Respect to Cash Flows
Supplemental Disclosure with Respect to Cash Flows
15.	Supplemental Disclosure with Respect to Cash Flows

Non-cash transactions during the years ended December 31, 2025 and 2024 that were not presented elsewhere in the consolidated financial statements are as follows:

In $000s	2025	2024
Additions to mineral property, plant and equipment in accounts payable and accrued liabilities	$54,295	$17,311
Availability fees on Senior Secured Term Loan in accounts payable and accrued liabilities	$1,242	$—
Share issue costs in accounts payable and accrued liabilities	$—	$106
Construction prepayments and deposits reclassified to mineral property, plant and equipment	$8,676	$—
Settlement of accrued directors' fees through issuance of DSUs	$424	$450

During the years ended December 31, 2025 and 2024, the Company did not make any payments towards interest on long-term debt or income taxes.